Business Combination - Additional Information (Details)			3 Months Ended					9 Months Ended	12 Months Ended
	Oct. 22, 2024 USD ($) shares	Aug. 01, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Sep. 30, 2023 shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 23, 2024 shares	Feb. 09, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
Business Acquisition [Line Items]
Proceeds from revenue interest financing | $								$ 40,000,000	$ 40,000,000
Warrants outstanding			16,151						16,151
Warrants converted into warrants exercisable			769,257						16,151			17,474
Outstanding public warrants to purchase		750,394
Transaction costs | $		$ 22,700,000
Additional paid-in capital | $		15,200,000	$ 150,696,000						$ 143,010,000			$ 99,877,000
Business combination expense | $		5,000,000
Business combination one-time insurance payment | $		3,600,000
Warrant liabilities | $			7,381,000						6,765,000
Earn-out liabilities | $		53,000,000	1,850,000						23,990,000
General and Administrative
Business Acquisition [Line Items]
Business combination expense | $		5,000,000
Fortress Term Loan
Business Acquisition [Line Items]
Issuance costs | $		$ 2,500,000
Public Warrants
Business Acquisition [Line Items]
Warrants outstanding		528,277
Warrant liabilities | $		$ 13,800,000
Business Combination Agreement
Business Acquisition [Line Items]
Sponsor loan excess amount | $		3,700,000
Revenue Interest Financing Agreement
Business Acquisition [Line Items]
Proceeds from revenue interest financing | $		40,000,000
Direct costs and fees | $		1,200,000
Issuance costs | $		1,200,000
Revenue Interest Financing Agreement | Maximum
Business Acquisition [Line Items]
Percentage of annual net sales											6.00%
Remittance of revenue interest payments percentage											10.00%
Conversion of PIPE subscription to revenue interest finance | $									$ 7,500,000		$ 7,500,000
Conversion of PIPE investment to revenue interest finance | $			$ 7,500,000								$ 7,500,000
Revenue Interest Financing Agreement | New Allurion
Business Acquisition [Line Items]
Proceeds from revenue interest financing | $		$ 40,000,000
Revenue Interest Financing Agreement | New Allurion | Maximum
Business Acquisition [Line Items]
Percentage of annual net sales											6.00%
Remittance of revenue interest payments percentage											10.00%
RTW Side Letter | Subsequent Events
Business Acquisition [Line Items]
Number of surrender shares of common stock	30,000
Surrender common stock value | $	$ 7,500,000
Fortress Credit Agreement
Business Acquisition [Line Items]
Shares issued		38,000
Fortress Credit Agreement | Term Loan Facility
Business Acquisition [Line Items]
Term loan borrowed | $		$ 60,000,000
Backstop Agreement
Business Acquisition [Line Items]
Aggregate principal amount | $		$ 2,000,000
Shares issued upon conversion of convertible notes		28,000
RSU Forfeiture Agreement
Business Acquisition [Line Items]
Number of shares forfeited		3,170
PIPE Subscription Agreements
Business Acquisition [Line Items]
Aggregate purchase of shares		215,468
Purchase price per share | $ / shares		$ 176
Aggregate purchase price | $		$ 37,900,000
Common Stock
Business Acquisition [Line Items]
Shares issued			653,351	5,730
Outstanding public warrants to purchase					200	20	143
Common Stock | Public Warrants
Business Acquisition [Line Items]
Public share warrants exercisable		0.056818
Common Stock | Public Warrants | Subsequent Events
Business Acquisition [Line Items]
Public share warrants exercisable										0.056818
Common Stock | Convertible Notes
Business Acquisition [Line Items]
Accured interest | $		$ 21,800,000
Shares issued upon conversion of convertible notes		132,049
Aggregate recognition APIC amount | $		$ 25,600,000
Common Stock | Business Combination Agreement
Business Acquisition [Line Items]
Exchange ratio		0.978
Conversion of shares		21,023
Sale of stock | $ / shares		$ 202.5
Common Stock | Business Combination Agreement | Warrant Amendment
Business Acquisition [Line Items]
Sale of stock | $ / shares		$ 202.5
Common Stock | RTW Side Letter
Business Acquisition [Line Items]
Shares issued		10,000
Common Stock | Backstop Agreement
Business Acquisition [Line Items]
Shares issued		28,000
Common Stock | HVL Termination Agreement
Business Acquisition [Line Items]
Shares issued		15,508
Common Stock | Gaur Contribution Agreement
Business Acquisition [Line Items]
Contribution of capital		3,170
Class A Common Stock | Business Combination Agreement
Business Acquisition [Line Items]
Conversion of shares		1.420455
Class A Common Stock | Sponsor Contribution Agreement
Business Acquisition [Line Items]
Contribution of capital		161,379
Class A Common Stock | Sponsor Support Agreement | CPUH Stockholders
Business Acquisition [Line Items]
Warrants outstanding		12,833,333
Warrants converted into warrants exercisable		2,088,327
Shares issued upon conversion		21,120
Class B Common Stock | Sponsor Support Agreement | CPUH Stockholders
Business Acquisition [Line Items]
Recapitalization of common stock		21,442,500
Recapitalization of additional shares		30,000